Assets and Liabilities Held for Sale and Discontinued Operations (Financial Results of Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended													4 Months Ended				12 Months Ended
	Mar. 22, 2014	Sep. 07, 2013		Jun. 15, 2013		Mar. 23, 2013		Sep. 08, 2012		Jun. 16, 2012		Mar. 24, 2012		Dec. 28, 2013		Dec. 29, 2012		Dec. 28, 2013		Dec. 29, 2012		Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales and other revenue	$ 230.5					$ 1,998.8												$ 7,916.9		$ 9,067.8		$ 8,996.6
Income (loss) from discontinued operations, before income taxes	(67.5)					65.3												278.6		466.1		484.1
Gain (loss) on sale or disposal of operations, net of lease exit costs, before income taxes	37.0					0								(493.1)				4,290.0		52.4		0
Total income from discontinued operations before income taxes	(30.5)					65.3												4,568.6		518.5		484.1
Income taxes on discontinued operations	15.6					(6.1)												(1,263.5)		(169.6)		(295.4)
Income from discontinued operations, net of tax	(14.9)	43.0	[1]	(53.7)	[1]	59.2	[1]	117.9	[1]	78.8	[1]	40.4	[1]	3,256.5	[2]	111.8	[1],[3]	3,305.1	[1]	348.9	[1]	188.7
Canada Safeway Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales and other revenue	0					1,493.2												5,447.9	[4]	6,695.8	[4]	6,726.9	[4]
Income (loss) from discontinued operations, before income taxes	0					76.2												286.2	[4]	442.3	[4]	462.3	[4]
Gain (loss) on sale or disposal of operations, net of lease exit costs, before income taxes	(5.1)					0												4,783.1	[5]	0	[5]	0	[5]
Dominick's Stores [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales and other revenue	7.3					329.9												1,394.8		1,465.2		1,568.6
Income (loss) from discontinued operations, before income taxes	(61.8)					(11.3)												(92.0)		(50.4)		(38.7)
Gain (loss) on sale or disposal of operations, net of lease exit costs, before income taxes	42.1					0								(493.1)				(493.1)		0		0
Blackhawk [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales and other revenue	223.2					175.7												1,074.2		906.8		701.1
Income (loss) from discontinued operations, before income taxes	(5.7)					0.4												84.4		74.2		60.5
Genuardi Stores [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale or disposal of operations, net of lease exit costs, before income taxes																		$ 0		$ 52.4		$ 0

[1]	See Note B, Discontinued Operations.
[2]	In the fourth quarter of 2013, the Company recorded a loss on foreign currency translation of $57.4 million and an impairment of notes receivable of $30.0 million.
[3]	In the fourth quarter of 2012, Safeway results included a pre-tax gain from legal settlements of $46.5 million.
[4]	For CSL, 2013 reflects 44 weeks of activity compared to 52 weeks in 2012 and 2011.
[5]	In accordance with ASU No. 2013-05, "Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity," the Company transferred the cumulative translation adjustment relating to Canadian operations from Accumulated Other Comprehensive Loss on the balance sheet to gain of the Sale of Canadian Operations.